Fair Value Measurements - Financial Instruments Not Reported at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Mortgage loans	$ 11,482	$ 10,728
Policy loans	1,007	1,069
FHLBI capital stock	125	125
Receivables from affiliates	197	229
Liabilities
Annuity reserves	36,084	38,318
Reserves for guaranteed investment contracts	894	1,276
Trust instruments supported by funding agreements	5,986	8,384
FHLB funding agreements	1,950	1,478
Funds withheld payable under reinsurance treaties	24,533	27,519
Long-term debt	494	533
Securities lending payable	14	13
FHLB advances	0	380
Repurchase agreements	1,572	1,100
Separate account liabilities	248,949	219,063
Limited partnership investments measured at NAV	715
Fair Value
Assets
Mortgage loans	11,910	11,349
Policy loans	1,007	1,069
FHLBI capital stock	125	125
Receivables from affiliates	197	229
Liabilities
Annuity reserves	45,796	46,684
Reserves for guaranteed investment contracts	923	1,332
Trust instruments supported by funding agreements	6,175	8,702
FHLB funding agreements	1,938	1,421
Funds withheld payable under reinsurance treaties	24,533	27,519
Long-term debt	563	623
Securities lending payable	14	13
FHLB advances	0	380
Repurchase agreements	1,572	1,100
Separate account liabilities	248,949	219,063
Fair Value | Level 1
Assets
Mortgage loans	0	0
Policy loans	0	0
FHLBI capital stock	125	125
Receivables from affiliates	0	0
Liabilities
Annuity reserves	0	0
Reserves for guaranteed investment contracts	0	0
Trust instruments supported by funding agreements	0	0
FHLB funding agreements	0	0
Funds withheld payable under reinsurance treaties	537	432
Long-term debt	0	0
Securities lending payable	0	0
FHLB advances	0	0
Repurchase agreements	0	0
Separate account liabilities	0	0
Fair Value | Level 2
Assets
Mortgage loans	0	0
Policy loans	0	0
FHLBI capital stock	0	0
Receivables from affiliates	0	0
Liabilities
Annuity reserves	0	0
Reserves for guaranteed investment contracts	0	0
Trust instruments supported by funding agreements	0	0
FHLB funding agreements	0	0
Funds withheld payable under reinsurance treaties	19,127	23,972
Long-term debt	386	412
Securities lending payable	14	13
FHLB advances	0	380
Repurchase agreements	1,572	1,100
Separate account liabilities	248,949	219,063
Fair Value | Level 3
Assets
Mortgage loans	11,910	11,349
Policy loans	1,007	1,069
FHLBI capital stock	0	0
Receivables from affiliates	197	229
Liabilities
Annuity reserves	45,796	46,684
Reserves for guaranteed investment contracts	923	1,332
Trust instruments supported by funding agreements	6,175	8,702
FHLB funding agreements	1,938	1,421
Funds withheld payable under reinsurance treaties	4,869	3,115
Long-term debt	177	211
Securities lending payable	0	0
FHLB advances	0	0
Repurchase agreements	0	0
Separate account liabilities	$ 0	$ 0